Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded From Computation of Earnings Per Share

The following potentially dilutive securities (in common stock equivalent shares) have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	March 31,
	2025	2024
Preferred stock	22,754,297	25,237,155
Common stock warrants	7,402,541	14,215,112
RSUs and PSUs	713,140	562,428
Options to purchase common stock	5,501,567	4,882,418
Shares issuable under the SEPA	3,468,998	-
Total	39,840,543	44,897,113

The following potentially dilutive securities (in common stock equivalent shares) have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	December 31,
	2024	2023
Preferred stock	25,048,584	25,237,155
Common stock warrants	7,311,278	14,215,112
Restricted stock units	459,357	64,173
Options to purchase common stock	4,591,539	3,602,061
Shares issuable under the SEPA	3,468,998	-
Total	40,879,756	43,118,501